Retirement Plans And Postretirement Benefits (Projected Future Pension Plan Cash Flow By Year) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
U.S.
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions	$ 4,542
2018	9,086
2019	9,053
2020	9,083
2021	9,116
2022	9,103
2023 - 2027	44,783
Foreign
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions	558
2018	864
2019	751
2020	743
2021	778
2022	771
2023 - 2027	$ 6,285